NET FINANCE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Net Finance Expenses Recognised in Profit and Loss

(in thousands of $)	2023	2022	2021
Interest income	16,496	1,463	121
Foreign exchange gains	1,569	16	—
Finance income	18,065	1,479	121
Interest expense on financial liabilities measured at amortized cost	178,498	97,775	57,538
Interest leasing	—	937	3,968
Gain on interest rate swaps	(8,039)	(53,623)	(17,509)
Foreign exchange losses	335	—	116
Other financial expenses	542	241	131
Finance expense	171,336	45,330	44,244
Net finance expense	(153,271)	(43,851)	(44,123)